Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Roll forward Related to the Promissory Notes (Detail) - Promissory Notes $ in Thousands	12 Months Ended
Dec. 31, 2020 MXN ($)
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Balance at the beginning of the year	$ 126,534,822
Collected promissory notes	(4,102,622)
Accrued interests	7,097,040
Interests received from promissory notes	(881,048)
Reversal of (impairment) of the promissory notes	8,000
Exchange from promissory notes to Bonds	(128,656,192)
Balance at the end of the period	$ 0